FAIR VALUE MEASUREMENTS - Additional Information (Details) - USD ($)				3 Months Ended		12 Months Ended
	Jun. 29, 2024	Feb. 09, 2024	Feb. 07, 2024	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2025	Oct. 23, 2024	Aug. 09, 2024	Jun. 30, 2024
Short-Term Debt [Line Items]
Derivative liability - convertible notes									$ 16,462,690
Penalty interest rate	9.00%								13.00%
Marketing fees payable to underwriters		$ 7,043,750
Conversion derivative
Short-Term Debt [Line Items]
Increase in fair value of derivative liability				$ (103,185)	$ (14,320,179)	$ (16,359,505)
Short Term Notes
Short-Term Debt [Line Items]
Fair value of embedded derivative						0			$ 4,807,692
Aggregate principal amount			$ 5,000,000
Maturity due			90 days
Interest rate (in percent)			9.00%
Interest payable in shares, as a percentage of trailing specified trading day VWAP (in percent)			90.00%
Short Term Notes | Conversion derivative
Short-Term Debt [Line Items]
Increase in fair value of derivative liability	$ 4,320,363
Unamortized discount						487,929
Increased fair value									4,807,692
Short Term Notes | Wilson-Davis Sellers
Short-Term Debt [Line Items]
Maturity due		90 days
Derivative liability		$ 487,329
Long-Term Notes
Short-Term Debt [Line Items]
Fair value of embedded derivative						103,185			7,664,613
Aggregate principal amount			$ 7,971,000
Maturity due			24 months
Interest rate (in percent)			13.00%
Long-Term Notes | Conversion derivative
Short-Term Debt [Line Items]
Increase in fair value of derivative liability	6,887,694
Unamortized discount						776,919
Derivative liability		776,919
Increased fair value									7,664,613
Chardan Note
Short-Term Debt [Line Items]
Fair value of embedded derivative						$ 0			3,990,385
Aggregate principal amount		4,150,000					$ 5,209,764
Number of years up to which the converted amount is to be held for payment of interest						3 years
Chardan Note | Conversion derivative
Short-Term Debt [Line Items]
Increase in fair value of derivative liability	$ 3,585,901
Unamortized discount									404,483
Derivative liability		$ 404,483
Increased fair value									3,990,385
Chardan Note | Chardan Capital Market LLC
Short-Term Debt [Line Items]
Aggregate principal amount						$ 4,150,000
Marketing fees payable to underwriters						$ 7,043,750
Interest rate (in percent)						13.00%
Interest payable in shares, as a percentage of trailing specified trading day VWAP (in percent)						85.00%
Convertible notes
Short-Term Debt [Line Items]
Derivative liability - convertible notes									$ 16,462,690
Aggregate principal amount						$ 103,185
Secured Convertible Note
Short-Term Debt [Line Items]
Fair value of embedded derivative						0
Merger Financing
Short-Term Debt [Line Items]
Fair value of embedded derivative						$ 63,696		$ 113,044